Defined Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Estimated future subsidiaries contributions in next fiscal year	$ 58.5
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	27.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	26.00%
Insurance contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	20.00%
Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	11.00%
Guarantee investment contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	8.00%
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	5.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	3.00%